Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 14) for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31,
	2025	2024
(in USD and thousands)
Ocean	$558,978	$447,680
River	214,083	165,431
Other	123,995	105,044
Total revenue	$897,056	$718,155

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31,
	2025	2024
North America	91.5%	91.4%
Other	8.5%	8.6%
	100.0%	100.0%